Segment information (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of operating segments [abstract]
Schedule of Operating Segments
Segment reconciliation for the year ended December 31, 2019:

	2019
	Crops			Rice			Dairy
	Total segment reporting	Adjustment	Total as per statement of income	Total segment reporting	Adjustment	Total as per statement of income	Total segment reporting	Adjustment	Total as per statement of income
Sales of goods sold and services rendered	168,938	(2,492)	166,446	102,162	(1,006)	101,156	84,767	(945)	83,822
Cost of goods and services rendered	(159,197)	2,687	(156,510)	(74,480)	529	(73,951)	(77,532)	838	(76,694)
Initial recognition and changes in fair value of biological assets and agricultural produce	30,290	(549)	29,741	13,194	(979)	12,215	13,741	(231)	13,510
Gain from changes in net realizable value of agricultural produce after harvest	1,542	283	1,825	—	—	—	—	—	—
Margin on Manufacturing and Agricultural Activities Before Operating Expenses	41,573	(71)	41,502	40,876	(1,456)	39,420	20,976	(338)	20,638
General and administrative expenses	(5,446)	(87)	(5,533)	(6,752)	147	(6,605)	(4,188)	90	(4,098)
Selling expenses	(12,852)	128	(12,724)	(21,072)	498	(20,574)	(6,252)	18	(6,234)
Other operating income, net	(1,133)	(225)	(1,358)	282	(15)	267	(635)	(68)	(703)
Profit from Operations Before Financing and Taxation	22,142	(255)	21,887	13,334	(826)	12,508	9,901	(298)	9,603

Depreciation and amortization	(4,662)	(137)	(4,799)	(6,994)	171	(6,823)	(5,064)	98	(4,966)
Net (loss) / gain from Fair value adjustment of investment property	—	—	—	—	—	—	—	—	—

	2019
	All other segments			Corporate			Total
	Total segment reporting	Adjustment	Total as per statement of income	Total segment reporting	Adjustment	Total as per statement of income	Total segment reporting	Adjustment	Total as per statement of income
Sales of goods sold and services rendered	3,904	27	3,931	—	—	—	891,554	(4,416)	887,138
Cost of goods and services rendered	(3,412)	(40)	(3,452)	—	—	—	(675,187)	4,014	(671,173)
Initial recognition and changes in fair value of biological assets and agricultural produce	(40)	53	13	—	—	—	70,295	(1,706)	68,589
Gain from changes in net realizable value of agricultural produce after harvest	—	—	—	—	—	—	1,542	283	1,825
Margin on Manufacturing and Agricultural Activities Before Operating Expenses	452	40	492	—	—	—	288,204	(1,825)	286,379
General and administrative expenses	(167)	17	(150)	(19,319)	428	(18,891)	(57,797)	595	(57,202)
Selling expenses	(171)	(11)	(182)	(165)	23	(142)	(107,628)	656	(106,972)
Other operating income, net	(956)	602	(354)	(175)	21	(154)	(1,137)	315	(822)
Profit from Operations Before Financing and Taxation	(842)	648	(194)	(19,659)	472	(19,187)	121,642	(259)	121,383

Depreciation and amortization	(181)	4	(177)	(20)	3	(17)	(174,578)	139	(174,439)
Net (loss) / gain from Fair value adjustment of investment property	(927)	602	(325)	—	—	—	(927)	602	(325)
Total reportable segments’ assets and liabilities are reconciled to total assets as per the statement of financial position as follows:

	2019	2018
Total reportable assets as per segment information	2,028,814	1,776,003
Intangible assets (excluding goodwill)	13,659	6,559
Deferred income tax assets	13,664	16,191
Trade and other receivables	172,331	197,506
Other assets	1,128	1,192
Derivative financial instruments	1,435	6,286
Cash and cash equivalents	290,276	273,635
Total assets as per the statement of financial position	2,521,307	2,277,372

	2019	2018
Total reportable liabilities as per segment information	1,184,664	862,116
Trade and other payables	110,486	106,437
Deferred income tax liabilities	165,508	168,171
Payroll and social liabilities	26,417	27,197
Provisions for other liabilities	3,172	3,625
Current income tax liabilities	754	1,398
Derivative financial instruments	1,423	283
Total liabilities as per the statement of financial position	1,492,424	1,169,227
The following table presents information with respect to the Group’s reportable segments. Certain other activities of a holding function nature not allocable to the segments are disclosed in the column ‘Corporate’.

Segment analysis for the year ended December 31, 2019

	Farming					Sugar, Ethanol and Energy	Land Transformation	Corporate	Total
	Crops	Rice	Dairy	All other segments	Farming subtotal
Sales of goods and services rendered	168,938	102,162	84,767	3,904	359,771	531,783	—	—	891,554
Cost of goods sold and services rendered	(159,197)	(74,480)	(77,532)	(3,412)	(314,621)	(360,566)	—	—	(675,187)
Initial recognition and changes in fair value of biological assets and agricultural produce	30,290	13,194	13,741	(40)	57,185	13,110	—	—	70,295
Changes in net realizable value of agricultural produce after harvest	1,542	—	—	—	1,542	—	—	—	1,542
Margin on manufacturing and agricultural activities before operating expenses	41,573	40,876	20,976	452	103,877	184,327	—	—	288,204
General and administrative expenses	(5,446)	(6,752)	(4,188)	(167)	(16,553)	(21,925)	—	(19,319)	(57,797)
Selling expenses	(12,852)	(21,072)	(6,252)	(171)	(40,347)	(67,116)	—	(165)	(107,628)
Other operating income, net	(1,133)	282	(635)	(956)	(2,442)	126	1,354	(175)	(1,137)
Profit / (loss) from operations before financing and taxation	22,142	13,334	9,901	(842)	44,535	95,412	1,354	(19,659)	121,642

Depreciation and amortization	(4,662)	(6,994)	(5,064)	(181)	(16,901)	(157,657)	—	(20)	(174,578)
Net (loss) / gain from Fair value adjustment of investment property	—	—	—	(927)	(927)	—	—	—	(927)
Reverse of revaluation surplus derived from the disposals of assets before taxes	—	—	—	—	—	—	8,022	—	8,022
Initial recognition and changes in fair value of biological assets and agricultural produce (unrealized)	6,091	509	(3,957)	(72)	2,571	(851)	—	—	1,720
Initial recognition and changes in fair value of biological assets and agricultural produce (realized)	24,199	12,685	17,698	32	54,614	13,961	—	—	68,575
Changes in net realizable value of agricultural produce after harvest (unrealized)	(481)	—	—	—	(481)	—	—	—	(481)
Changes in net realizable value of agricultural produce after harvest (realized)	2,023	—	—	—	2,023	—	—	—	2,023

Farmlands and farmland improvements, net	474,922	142,864	611	52,874	671,271	63,594	—	—	734,865
Machinery, equipment and other fixed assets, net	29,038	25,425	74,403	507	129,373	316,304	—	—	445,677
Bearer plants, net	592	—	—	—	592	252,928	—	—	253,520
Work in progress	11,457	15,669	15,394	1,214	43,734	15,424	—	—	59,158
Right of use assest	4,378	567	371	—	5,316	231,832	—	905	238,053
Investment property	—	—	—	34,295	34,295	—	—	—	34,295
Goodwill	9,896	3,890	—	817	14,603	5,417	—	—	20,020
Biological assets	38,404	21,484	11,521	3,673	75,082	55,354	—	—	130,436
Finished goods	17,830	5,805	4,779	—	28,414	36,864	—	—	65,278
Raw materials, stocks held by third parties and others	17,187	4,876	5,156	90	27,309	20,203	—	—	47,512
Total segment assets	603,704	220,580	112,235	93,470	1,029,989	997,920	—	905	2,028,814
Borrowings	28,045	45,602	100,262	—	173,909	240,001	—	554,370	968,280
Lease liabilities	4,857	490	378	—	5,725	209,700	—	959	216,384
Total segment liabilities	32,902	46,092	100,640	—	179,634	449,701	—	555,329	1,184,664

Segment analysis for the year ended December 31, 2018

	Farming					Sugar, Ethanol and Energy	Land Transformation	Corporate	Total
	Crops	Rice	Dairy	All other segments	Farming subtotal
Sales of goods and services rendered	164,538	100,013	33,201	1,919	299,671	510,938	—	—	810,609
Cost of goods sold and services rendered	(165,988)	(75,739)	(31,488)	(1,412)	(274,627)	(348,616)	—	—	(623,243)
Initial recognition and changes in fair value of biological assets and agricultural produce	36,422	8,967	7,295	(806)	51,878	(20,853)	—	—	31,025
Changes in net realizable value of agricultural produce after harvest	2,704	—	—	—	2,704	—	—	—	2,704
Margin on manufacturing and agricultural activities before operating expenses	37,676	33,241	9,008	(299)	79,626	141,469	—	—	221,095
General and administrative expenses	(4,239)	(5,070)	(2,034)	(155)	(11,498)	(25,302)	—	(19,626)	(56,426)
Selling expenses	(5,921)	(15,465)	(983)	(165)	(22,534)	(69,442)	—	(178)	(92,154)
Other operating income, net	5,422	275	(1,055)	10,668	15,310	48,357	36,227	(167)	99,727
Profit / (loss) from operations before financing and taxation	32,938	12,981	4,936	10,049	60,904	95,082	36,227	(19,971)	172,242

Depreciation and amortization	(1,697)	(5,846)	(2,253)	(171)	(9,967)	(143,202)	—	—	(153,169)
Net (loss) / gain from Fair value adjustment of investment property	—	—	—	10,680	10,680	—	—	—	10,680
Initial recognition and changes in fair value of biological assets and agricultural produce (unrealized)	8,205	(181)	(599)	102	7,527	(37,808)	—	—	(30,281)
Initial recognition and changes in fair value of biological assets and agricultural produce (realized)	28,217	9,148	7,894	(908)	44,351	16,955	—	—	61,306
Changes in net realizable value of agricultural produce after harvest (unrealized)	(647)	—	—	—	(647)	—	—	—	(647)
Changes in net realizable value of agricultural produce after harvest (realized)	3,351	—	—	—	3,351	—	—	—	3,351

Farmlands and farmland improvements, net	547,842	173,481	727	22,891	744,941	51,567	—	—	796,508
Machinery, equipment and other fixed assets, net	5,049	23,135	32,821	459	61,464	338,607	—	—	400,071
Bearer plants, net	427	—	—	—	427	232,529	—	—	232,956
Work in progress	8,690	5,214	14,317	18	28,239	22,665	—	—	50,904
Investment property	—	—	—	40,725	40,725	—	—	—	40,725
Goodwill	9,463	4,142	—	2,110	15,715	5,635	—	—	21,350
Biological assets	27,347	17,173	10,298	3,094	57,912	47,475	—	—	105,387
Finished goods	29,144	9,507	1,170	—	39,821	39,937	—	—	79,758
Raw materials,Stocks held by third parties and others	15,834	7,394	2,217	121	25,566	22,778	—	—	48,344
Total segment assets	643,796	240,046	61,550	69,418	1,014,810	761,193	—	—	1,776,003
Borrowings	111,692	58,999	543	4,860	176,094	600,810	—	85,212	862,116
Total segment liabilities	111,692	58,999	543	4,860	176,094	600,810	—	85,212	862,116

Segment analysis for the year ended December 31, 2017

	Farming					Sugar, Ethanol and Energy	Land Transformation	Corporate	Total
	Crops	Rice	Dairy	All other segments	Farming subtotal
Sales of goods and services rendered	197,222	86,478	37,523	1,336	322,559	610,619	—	—	933,178
Cost of goods sold and services rendered	(196,302)	(71,087)	(36,979)	(853)	(305,221)	(461,506)	—	—	(766,727)
Initial recognition and changes in fair value of biological assets and agricultural produce	17,158	10,236	11,769	267	39,430	23,790	—	—	63,220
Changes in net realizable value of agricultural produce after harvest	8,852	—	—	—	8,852	—	—	—	8,852
Margin on manufacturing and agricultural activities before operating expenses	26,930	25,627	12,313	750	65,620	172,903	—	—	238,523
General and administrative expenses	(2,981)	(4,699)	(1,058)	(174)	(8,912)	(26,806)	—	(21,581)	(57,299)
Selling expenses	(7,501)	(13,324)	(711)	(156)	(21,692)	(73,664)	—	(43)	(95,399)
Other operating income, net	7,719	724	662	4,279	13,384	30,419	—	(40)	43,763
Profit / (loss) from operations before financing and taxation	24,167	8,328	11,206	4,699	48,400	102,852	—	(21,664)	129,588

Depreciation and amortization	(1,511)	(3,851)	(1,037)	(159)	(6,558)	(144,449)	—	—	(151,007)
Net (loss) / gain from Fair value adjustment of investment property	—	—	—	4,302	4,302	—	—	—	4,302
Initial recognition and changes in fair value of biological assets and agricultural produce (unrealized)	4,366	5,346	1,849	159	11,720	2,925	—	—	14,645
Initial recognition and changes in fair value of biological assets and agricultural produce (realized)	12,792	4,890	9,920	108	27,710	20,865	—	—	48,575
Changes in net realizable value of agricultural produce after harvest (unrealized)	2,371	—	—	—	2,371	—	—	—	2,371
Changes in net realizable value of agricultural produce after harvest (realized)	6,481	—	—	—	6,481	—	—	—	6,481
Segment reconciliation for the year ended December 31, 2018:

	2018
	Crops			Rice			Dairy
	Total segment reporting	Adjustment	Total as per statement of income	Total segment reporting	Adjustment	Total as per statement of income	Total segment reporting	Adjustment	Total as per statement of income
Sales of goods sold and services rendered	164,538	(9,120)	155,418	100,013	(4,610)	95,403	33,201	(3,491)	29,710
Cost of goods and services rendered	(165,988)	9,052	(156,936)	(75,739)	766	(74,973)	(31,488)	3,361	(28,127)
Initial recognition and changes in fair value of biological assets and agricultural produce	36,422	(7,755)	28,667	8,967	(4,842)	4,125	7,295	(1,840)	5,455
Gain from changes in net realizable value of agricultural produce after harvest	2,704	(3,613)	(909)	—	—	—	—	—	—
Margin on Manufacturing and Agricultural Activities Before Operating Expenses	37,676	(11,436)	26,240	33,241	(8,686)	24,555	9,008	(1,970)	7,038
General and administrative expenses	(4,239)	37	(4,202)	(5,070)	(869)	(5,939)	(2,034)	(246)	(2,280)
Selling expenses	(5,921)	474	(5,447)	(15,465)	1,375	(14,090)	(983)	41	(942)
Other operating income, net	5,422	1,741	7,163	275	(58)	217	(1,055)	58	(997)
Profit from Operations Before Financing and Taxation	32,938	(9,184)	23,754	12,981	(8,238)	4,743	4,936	(2,117)	2,819

Depreciation and amortization	(1,697)	(329)	(2,026)	(5,846)	5,840	(6)	(2,253)	(280)	(2,533)
Net (loss) / gain from Fair value adjustment of investment property	—	—	—	—	—	—	—	—	—

	2018
	All other segments			Corporate			Total
	Total segment reporting	Adjustment	Total as per statement of income	Total segment reporting	Adjustment	Total as per statement of income	Total segment reporting	Adjustment	Total as per statement of income
Sales of goods sold and services rendered	1,919	(149)	1,770	—	—	—	810,609	(17,370)	793,239
Cost of goods and services rendered	(1,412)	99	(1,313)	—	—	—	(623,243)	13,278	(609,965)
Initial recognition and changes in fair value of biological assets and agricultural produce	(806)	(393)	(1,199)	—	—	—	31,025	(14,830)	16,195
Gain from changes in net realizable value of agricultural produce after harvest	—	—	—	—	—	—	2,704	(3,613)	(909)
Margin on Manufacturing and Agricultural Activities Before Operating Expenses	(299)	(443)	(742)	—	—	—	221,095	(22,535)	198,560
General and administrative expenses	(155)	(9)	(164)	(19,626)	1,433	(18,193)	(56,426)	346	(56,080)
Selling expenses	(165)	16	(149)	(178)	33	(145)	(92,154)	1,939	(90,215)
Other operating income, net	10,668	2,728	13,396	(167)	36	(131)	99,727	4,505	104,232
Profit from Operations Before Financing and Taxation	10,049	2,292	12,341	(19,971)	1,502	(18,469)	172,242	(15,745)	156,497

Depreciation and amortization	(171)	(6)	(177)	—	—	—	(153,169)	(1,085)	(154,254)
Net (loss) / gain from Fair value adjustment of investment property	10,680	2,729	13,409	—	—	—	10,680	2,729	13,409

Schedule of Geographical Areas
As of and for the year ended December 31, 2019:

	Argentina	Brazil	Uruguay	Total
Property, plant and equipment	834,248	648,471	10,501	1,493,220
Investment property	34,295	—	—	34,295
Goodwill	14,603	5,417	—	20,020
Non-current portion of biological assets	13,303	—	—	13,303

Sales of goods and services rendered	229,547	462,174	199,833	891,554
Initial recognition and changes in fair value of biological assets and agricultural produce	55,760	13,167	1,368	70,295
Changes in net realizable value of agricultural produce after harvest	2,682	(8)	(1,132)	1,542

As of and for the year ended December 31, 2018:

	Argentina	Brazil	Uruguay	Total
Property, plant and equipment	811,890	656,586	11,963	1,480,439
Investment property	40,725	—	—	40,725
Goodwill	15,081	6,269	—	21,350
Non-current portion of biological assets	11,270	—	—	11,270

Sales of goods and services rendered	207,480	496,966	106,163	810,609
Initial recognition and changes in fair value of biological assets and agricultural produce	45,985	(13,541)	(1,419)	31,025
Changes in net realizable value of agricultural produce after harvest	1,148	1,436	120	2,704

As of and for the year ended December 31, 2017:

	Argentina	Brazil	Uruguay	Total
Sales of goods and services rendered	214,888	545,859	172,431	933,178
Initial recognition and changes in fair value of biological assets and agricultural produce	36,341	26,326	553	63,220
Loss from changes in net realizable value of agricultural produce after harvest	5,705	1,346	1,801	8,852